AXS Chesapeake Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Principal Amount	SHORT-TERM INVESTMENTS — 87.4%	Value
$11,818,679	UMB Bank Demand Deposit, 0.01%[1,2]	$11,818,679

27,812,728	UMB Bank Demand Deposit, 4.78%[1]	27,812,728
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $39,631,407)	39,631,407

	TOTAL INVESTMENTS — 87.4%
	(Cost $39,631,407)	39,631,407
	Other Assets in Excess of Liabilities — 12.6%	5,692,694
	TOTAL NET ASSETS — 100.0%	$45,324,101

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value*	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Rough Rice[1]	March 2024	35	1,220,673	$5,727
CBOT Soybean[1]	March 2024	8	531,600	(12,400)
CMX Gold[1]	February 2024	2	417,400	(3,040)
ICE Low Sulphur Gas[1]	February 2024	10	773,500	(31,250)
MDE Crude Palm Oil[1]	March 2024	6	567,000	(1,926)
NYBOT Cocoa[1]	March 2024	4	159,520	8,320
NYBOT Coffee 'C'[1]	March 2024	7	503,738	(9,450)
NYMEX NY Harbor ULSD[1]	February 2024	10	1,114,764	(52,626)
NYMEX RBOB Gasoline[1]	February 2024	5	457,485	(15,162)
SGX Iron Ore CFR China 62% FE Fines[1]	January 2024	65	834,925	75,595

Currency Futures
Brazil Real	February 2024	91	1,862,770	11,375
Canadian Dollar	March 2024	28	2,115,260	2,240
CME British Pound	March 2024	36	2,830,950	38,025
CME Euro	March 2024	11	1,528,588	(5,775)
CME Mexican Peso	March 2024	67	1,894,760	56,280
CME Swiss Franc	March 2024	46	6,860,247	28,253
New Zealand Dollar	March 2024	26	1,646,159	(2,309)

Index Futures
CAC 40 10 Euro	January 2024	12	910,860	(4,703)
CBOT DJIA Index E-Mini	March 2024	20	3,664,975	136,225
CME E-mini S&P 500	March 2024	18	4,280,747	57,253
CME E-mini S&P MidCap 400	March 2024	4	1,125,230	(1,430)
CME NASDAQ 100 E-Mini	March 2024	8	2,599,239	124,521
EUX DAX Index	March 2024	6	2,532,950	4,416
EUX Euro STOXX 50	March 2024	46	2,090,345	(624)
FTSE Taiwan	January 2024	44	2,687,520	41,360
IBEX 35	January 2024	17	1,730,600	(17,604)
ICF FTSE 100 Index	March 2024	4	302,420	9,994
MIL FTSE/MIB Index	March 2024	14	2,134,650	2,009
MSCI EAFE E-Mini	March 2024	17	1,898,225	16,315
MSE S&P/TSE 60 Index	March 2024	10	2,526,840	10,535
SFE SPI 200 Index	March 2024	19	3,547,275	37,888
SGX Nikkei 225	March 2024	24	400,428,000	3,915

Interest Rate Futures
EUX Euro-BTP Italian Government Bond	March 2024	51	5,999,893	84,739
EUX Euro-Bund	March 2024	47	6,455,010	(6,260)
EUX Euro-Buxl 30-Year Bond	March 2024	16	2,286,720	(21,197)
ICF 3MO EURO EURIBOR	June 2024	184	44,548,699	27,931
ICF Long Gilt	March 2024	8	821,440	(306)
Total Long Contracts			517,890,977	596,854

Short Contracts
Commodity Futures
CBOT Corn[1]	March 2024	(18)	(440,550)	16,425
CBOT Oats[1]	March 2024	(16)	(287,200)	(21,400)
CBOT Soybean Oil[1]	March 2024	(5)	(151,860)	7,320
CBOT Wheat[1]	March 2024	(21)	(605,325)	(54,075)
CME Lean Hogs[1]	February 2024	(16)	(477,984)	42,944
CMX Copper[1]	March 2024	(3)	(285,225)	(6,563)
Euronext Rapeseed[1]	April 2024	(28)	(620,463)	8,018
ICE Canola[1]	March 2024	(100)	(1,316,490)	7,313
ICE Carbon Emissions[1]	December 2024	(21)	(1,512,840)	(193,122)
LME Lead[1]	March 2024	(5)	(253,065)	(5,998)
LME Primary Aluminum[1]	March 2024	(12)	(649,722)	(64,578)
LME Primary Nickel[1]	March 2024	(4)	(407,880)	9,648
LME Zinc[1]	March 2024	(9)	(544,894)	(54,394)
NYBOT Cotton #2[1]	March 2024	(12)	(477,840)	(8,160)
NYMEX Palladium[1]	March 2024	(1)	(106,660)	(4,270)
NYMEX Platinum[1]	April 2024	(15)	(746,054)	(10,846)
SAFEX Sunflower Seed[1]	March 2024	(33)	(15,010,260)	(30,476)

Currency Futures
CME Japanese Yen	March 2024	(46)	(3,991,707)	(134,493)
Swedish Krona	March 2024	(19)	(18,971,500)	(13,243)

Index Futures
FTSE China A50	January 2024	(95)	(1,049,177)	(42,847)

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	March 2024	(46)	(9,379,688)	(92,359)
CBOT 5-Year U.S. Treasury Note	March 2024	(91)	(9,685,102)	(213,281)
CBOT 10-Year U.S. Treasury Note	March 2024	(73)	(7,990,078)	(250,938)
CBOT U.S. Long Bond	March 2024	(25)	(2,907,813)	(215,625)
CBOT Ultra Long-Term U.S. Treasury Bond	March 2024	(13)	(1,589,859)	(146,859)
MSE Canadian 10 Year Bond	March 2024	(34)	(4,041,240)	(136,503)
SFE Australian 10 Year Bond	March 2024	(93)	(10,528,793)	(218,820)
Total Short Contracts			(94,029,269)	(1,827,182)

TOTAL FUTURES CONTRACTS			423,861,708	$(1,230,328)

*	Local currency.
[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.